INVENTORIES	12 Months Ended
Mar. 31, 2021
Classes of current inventories [abstract]
INVENTORIES
5.	INVENTORIES

Inventories consist of the following:

	March 31, 2021	March 31, 2020
Direct smelting ore and stockpile ore	$1,916	$1,138
Concentrate inventory	4,536	4,368
Total stockpile and concentrate	6,452	5,506
Material and supplies	3,316	2,924
	$9,768	$8,430

The amount of inventories recognized as expense during the year ended March 31, 2021 was $90,978 (year ended March 31, 2020 - $82,744).